Contingencies (Details) $ in Millions				12 Months Ended
	Dec. 15, 2014 USD ($)	Nov. 14, 2007 USD ($)	Oct. 13, 2006 USD ($)	Jan. 31, 2016
Braun Hummel lawsuit
Loss Contingencies [Line Items]
Loss contingency, loss in period			$ 78
Litigation settlement, gross	$ 249	$ 188
Rate of post-judgment interest accrual		6.00%
Asda equal value lawsuit
Loss Contingencies [Line Items]
Loss contingency, claims filed, number				7,000